CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET REVENUES	$ 5,395	$ 31,450
COST OF REVENUES	2,418	15,288
GROSS PROFIT	2,977	16,162
RESEARCH AND DEVELOPMENT EXPENSES	2,331	4,534
SELLING AND MARKETING EXPENSES	9,632	21,833
GENERAL AND ADMINISTRATIVE EXPENSES	9,335	15,583
OTHER INCOME	(42,993)
OPERATING INCOME (LOSS)	24,672	(25,788)
FINANCIAL INCOME	28,677	1,672
FINANCIAL EXPENSES	2,347	8,123
FINANCIAL INCOME (EXPENSES), net	26,330	(6,451)
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ 51,002	$ (32,239)
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ 0.04	$ (0.06)
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.04	$ (0.06)
WEIGHTED AVERAGE OF ORDINARY SHARE, basic (in thousands)	1,277,931	546,616
WEIGHTED AVERAGE OF ORDINARY SHARE, diluted (in thousands)	1,277,931	546,616